Share-based Compensation - Share options, additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award
Recognized share-based compensation	$ 2,034	¥ 13,989		¥ 20,852		¥ 1,890
Share Options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average grant date fair value of options granted (US$ per share)	$ 0.48		$ 0.48		$ 0.23
Recognized share-based compensation	$ 2,000	¥ 14,000		¥ 20,900		¥ 1,900
Unrecognized share-based compensation for options	$ 800						¥ 5,700
Period for recognition	1 year 10 months 24 days	1 year 10 months 24 days
Share Options | Former employees
Share-based Compensation Arrangement by Share-based Payment Award
Proceeds received from exercise of options	$ 200						¥ 1,500
Shares issued to former employees after IPO (number of shares) | shares	5,026,615						5,026,615
Contingently issuable shares to be issued upon former employees' request (number of shares) | shares	0		1,685,776	1,685,776			0
ADS
Share-based Compensation Arrangement by Share-based Payment Award
Closing stock price (US$ per share)	$ 3.20
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Closing stock price (US$ per share)	$ 0.4000